SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL
18.  SHARE CAPITAL

Authorized share capital:
(in thousands of $ except per share amount)	2012	2011
50 million common shares of $0.01 each	500	500

Issued and fully paid share capital:
(in thousands of $ except per share amount)	2012	2011
24,437,000 common shares of $0.01 par value (2011: 24,425,699 shares)	244	244

In May 2012, 11,301 common shares were issued as partial settlement of the first tranche of the RSUs granted in December 2010, which vested in December 2011.